Financial instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Working capital	$ 7,208	$ 9,235
Cash and cash equivalents	8,085	8,754
Other comprehensive income	400
Capital structure	5,347	4,723
Carrying value	59,963
United States parent
Statement [Line Items]
Other comprehensive income	350
Capital structure	$ 107,046	$ 43,061